Average Annual Total Returns - Hartford Global Impact Fund	Class A Return Before Taxes Since Inception	Class A Return Before Taxes 1 Year	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares Since Inception	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return Before Taxes Since Inception	Class C Return Before Taxes 1 Year	Class I Return Before Taxes Since Inception	Class I Return Before Taxes 1 Year	Class R3 Return Before Taxes Since Inception	Class R3 Return Before Taxes 1 Year	Class R4 Return Before Taxes Since Inception	Class R4 Return Before Taxes 1 Year	Class R5 Return Before Taxes Since Inception	Class R5 Return Before Taxes 1 Year	Class R6 Return Before Taxes Since Inception	Class R6 Return Before Taxes 1 Year	Class Y Return Before Taxes Since Inception	Class Y Return Before Taxes 1 Year	Class F Return Before Taxes Since Inception	Class F Return Before Taxes 1 Year	MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) Since Inception	MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year
Total	15.43%	23.63%	13.48%	23.51%	11.18%	14.07%	16.44%	28.84%	17.61%	31.38%	17.14%	30.60%	17.31%	30.92%	17.54%	31.29%	17.66%	31.45%	17.68%	31.66%	17.70%	31.61%	12.37%	16.25%